INTANGIBLE ASSETS Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS
Asset Impairment Charges	$ 3,668
Amortization expense relating to intangible assets	$ 16,471	$ 13,402	$ 11,737
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years 10 months 24 days
Net carrying amount of intangible assets, not subject to amortization	$ 313	$ 2,425